Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Reconciliation of income taxes at the statutory rate and income taxes shown in the Statement of Earnings

	2011	2010	2009
Earnings before income taxes	$558	$694	$818

Income taxes at statutory rate	$195	$243	$286
Effect of:
Change in valuation allowance	44	(1)	(7)
Losses of managed investment entities	9	23	—
Goodwill impairment charge	—	8	—
Subsidiaries not in AFG’s tax return	5	6	8
Tax exempt interest	(23)	(16)	(10)
Other	9	5	7

Provision for income taxes as shown on the Statement of Earnings	$239	$268	$284

Components of income tax provision (credit)

	2011	2010	2009
Current taxes:
Federal	$186	$214	$239
State	4	4	6
Foreign	—	(1)	1
Deferred taxes:
Federal	22	65	53
Foreign	27	(14)	(15)

Provision for income taxes	$239	$268	$284

Summary of operating loss carryforwards

	Expiring	Amount
Operating Loss – U.S.	2012 - 2020	$73
	2021 - 2025	73
Operating Loss – United Kingdom	indefinite	79

Components of deferred tax assets and liabilities

	2011	2010
Deferred tax assets:
Federal net operating loss carryforwards	$51	$52
Foreign underwriting losses	42	32
Insurance claims and reserves	435	404
Employee benefits	94	93
Other, net	52	68

Total deferred tax assets before valuation allowance	674	649
Valuation allowance against deferred tax assets	(97)	(54)

Total deferred tax assets	577	595
Deferred tax liabilities:
Subsidiaries not in AFG’s tax return	(61)	(56)
Investment securities	(441)	(324)
Deferred acquisition costs	(208)	(257)

Total deferred tax liabilities	(710)	(637)

Net deferred tax liability	$(133)	$(42)

Progression of the liability for uncertain tax positions, excluding interest and penalties

	2011	2010	2009
Balance at January 1	$52	$36	$36
Additions for tax positions of current year	7	16	—

Balance at December 31	$59	$52	$36